COMMON STOCK EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 04, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)	6,545,454
Proceeds from issuance of common stock	$ 212,900	$ 18,080	$ 16,717	$ 17,136
Forward sales agreement, settlement (in shares)		543,150
Directly Issued Common Stock
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)	5,333,334
Forward Sales Agreements
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)	1,212,120
Conversion price per share (usd per share)	$ 40.0125
Forward sales agreement, settlement, amount		$ 14,300